Quantitative Information about Unobservable Inputs Used in Nonrecurring Level 3 Fair Value Measurements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	$ 137,193	$ 435,480
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	1,032,580	867,318
Significant Unobservable Inputs (Level 3) | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	137,193	435,480
Valuation Technique	Market comparable properties
Unobservable Inputs	Comparability adjustments
Range (Weighted Average)	26.00%
Significant Unobservable Inputs (Level 3) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	$ 1,032,580	$ 867,318
Valuation Technique	Market comparable properties
Unobservable Inputs	Marketability discount
Range (Weighted Average)	25.00%
Significant Unobservable Inputs (Level 3) | Impaired loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	20.00%
Significant Unobservable Inputs (Level 3) | Impaired loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	30.00%